Intangibles	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangibles

NOTE 8. INTANGIBLES

	2019	2018
Cost	$53,416	$51,912
Accumulated amortization	(21,670)	(16,511)
	$31,746	$35,401

Loan commitment fees related to Senior Credit Facility	$2,272	$2,307
Software	29,474	33,094
	$31,746	$35,401

Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2017	$14,138	$25,569	$39,707
Additions	638	11,567	12,205
Balance, December 31, 2018	14,776	37,136	51,912
Additions	702	808	1,510
Effect of foreign currency exchange differences	—	(6)	(6)
Balance, December 31, 2019	$15,478	$37,938	$53,416

Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2017	$11,018	$573	$11,591
Amortization expense	1,451	3,469	4,920
Balance, December 31, 2018	12,469	4,042	16,511
Amortization expense	737	4,422	5,159
Balance, December 31, 2019	$13,206	$8,464	$21,670